Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,733)	$ (34,945)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	541	573
Non-cash share-based compensation expense	1,376	2,546
Deferred income taxes		(206)
Loss on disposal of property and equipment	71	3
Changes in components of operating assets and liabilities
Accounts receivable		98
Prepaids and other current assets	(1,635)	517
Other non-current assets	(308)	215
Operating lease right of use assets	2,418
Accounts payable	4,194	(2,581)
Accrued expenses and other current liabilities	(6,413)	(444)
Operating lease liabilities, net	(95)
Net cash used in operating activities	(26,584)	(34,224)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(526)	(2,280)
Net cash used in investing activities	(526)	(2,280)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	25,245
Net cash provided by financing activities	25,245
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,718)	2,142
Net decrease in cash, cash equivalents and restricted cash	(4,583)	(34,362)
Cash, cash equivalents and restricted cash
Beginning of period	119,063	231,576
End of period	114,480	197,214
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Commitment shares issued to Lincoln Park Capital Fund, LLC	963
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	113,098	195,765
Long-term restricted cash	1,382	1,449
End of period	$ 114,480	$ 197,214